Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2013
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed Unaudited Balance Sheet
Condensed unaudited Balance Sheet as of December 31, 2013 and 2012

	2013		2012
	RMB	US$	RMB

Cash and cash equivalents	67	11	65
Other current assets	262,449	43,353	271,006
Investments in subsidiaries	367	61	378

Total assets	262,882	43,425	271,450

Current liabilities	52,325	8,643	51,842
Total shareholders’ equity	210,558	34,782	219,608

Total liabilities and shareholders’ equity	262,882	43,425	271,450

Condensed Unaudited Statements of Operations
Condensed unaudited Statements of Operations (For the years ended December 31, 2013, 2012 and 2011)

	2013		2012	2011
	RMB	US$	RMB	RMB

Interest income (expenses)	(9)	(1)	(13)	(18)
General and administrative expenses	(2,135)	(353)	(2,468)	(3,281)
Other income	-	-	-	1,116
Loss before equity in undistributed earnings of subsidiaries	(2,144)	(354)	(2,482)	(2,183)
Equity in earnings of subsidiaries	(56,808)	(9,384)	(51,956)	22,515

Net income	(58,952)	(9,738)	(54,437)	20,332

Condensed Unaudited Statement of Cash Flows
Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2013, 2012 and 2011)

	2013		2012	2011
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(58,952)	(9,738)	(54,437)	20,332
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	56,808	9,384	51,956	(22,515)
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	(124)	(20)	61	(7,277)

Net cash provided by operating activities	(2,268)	(375)	(2,420)	(9,460)

Cash flow from financing activities

Payments to related parties	2,272	375	2,365	9,493
Proceeds from related parties	-	-	-	-

Effect of exchange	(2)	-	(1)	(4)

Net cash provided by (used in) financing activities	2,270	375	2,364	9,489

Net increase (decrease) in cash	2	0	(56)	29
Cash:
At beginning of year	65	11	121	92
At end of year	67	11	65	121